PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Narrative (Details) - Brookfield Renewable and Institutional Partners $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) MW
48 MW Wind Asset In China
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through asset acquisitions | $	$ 53
Economic interest held	25.00%
Wind power capacity | MW	48
48MW U.S. Distributed Generation Portfolio
Disclosure of detailed information about property, plant and equipment [line items]
Wind power capacity, generation facilities (in MW) | MW	99
Acquisitions through asset acquisitions | $	$ 156
Economic interest held	25.00%
50 MW Wind Asset In China
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through asset acquisitions | $	$ 68
Economic interest held	20.00%
Wind power capacity | MW	50
34 MW U.S. Distributed Generation Portfolio
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through asset acquisitions | $	$ 86
Economic interest held	20.00%
Power Capacity | MW	82
60 MW Colombia Solar Facility
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through asset acquisitions | $	$ 71
Economic interest held	23.00%
Solar power capacity | MW	60